Related party balances and transactions - Balances (Details) ¥ in Thousands, £ in Thousands, $ in Thousands							1 Months Ended				6 Months Ended			12 Months Ended
	Jun. 27, 2022 CNY (¥)	May 13, 2022 CNY (¥)	Mar. 28, 2022 CNY (¥)	Aug. 25, 2021 CNY (¥)	Aug. 25, 2021 USD ($)	Mar. 29, 2018 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jan. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	May 13, 2022 USD ($)
Related party balances and transactions
Accounts receivable - related parties, net											¥ 804,267			¥ 835,320		¥ 768,747
Amounts due from related parties											140,225			911,729		41,298		$ 19,338			$ 125,733
Other non-current assets - related parties											218,899			213,695		1,929		30,188			29,470
Accounts payable - related parties											101,098			241,773		111,531		13,942			33,342
Amounts due to related parties											341,202			42,843		106,825		$ 47,054			$ 5,908
Proceeds from accounts receivables, related parties							¥ 538,867				804,267			835,320		768,747
Rental expenses from operating lease											2,400		¥ 3,421
Purchases from related parties											24,014		47,209
Due to related parties														591,613		220,062	¥ 6,073
Amount of operating expenses											5,341		27,289	62,840		23,412
Prepayments from purchase of raw materials and services to related parties														29,595		41,298	1,366
Interest expenses, related parties											6,116		1,622	12,215		131	872
Borrowings and interest payable, related parties											319,916		13,800	138,000		2,743
Advances to a related party											8,500					19,806	103,024
Collection of advances to a related party																90,155	81,026
Loans to related parties											12,000
Interest income, related parties											6,771		2,759	9,069		717	0
Amount of loans and interest receivables											68,158			63,091
Gain on disposal of property, equipment and intangible assets														(1,939)	$ (267)	(1,562)	(577)
Loans to related parties											12,000	$ 1,655	8,060	57,260	7,897	28,850
Repayment received of loans to related parties											8,500	$ 1,172	25,000	29,360	4,049
Cash contribution to acquire equity method investment													67,790	79,442	$ 10,956	1,145,637
Lease deposits and advances with related parties																1,929
Payables for technical services and logistics expenses, related parties														29,043		36,186
Convertible notes payable
Related party balances and transactions
Aggregate principal amount		¥ 67,871																					$ 10,000
Interest rate		5.00%
Purchase of raw materials and services
Related party balances and transactions
Accounts payable - related parties											101,098			241,773
Prepayments arising from purchase of raw materials and services
Related party balances and transactions
Accounts payable - related parties											13,548			29,595
Technical services and logistics services
Related party balances and transactions
Due to related parties											21,286			29,043
Hubei Xingji Times Technology Co., Ltd. | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount			¥ 200,000
Interest rate			2.25%
Geely Group | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount	¥ 500,000					¥ 20,000		¥ 300,000
Interest rate	4.35%					4.35%		4.10%
Interest expenses, related parties				¥ 45,152	$ 7,000
Zhejiang Huanfu Technology Co., Ltd.
Related party balances and transactions
Advances to a related party														29,360		19,806	103,024
Collection of advances to a related party																90,155	81,026
Loans to related parties														57,260		28,850
Interest income, related parties														9,069		¥ 717	¥ 0
Proceeds from disposal of property and equipment									¥ 1,697	¥ 745
Gain on disposal of property, equipment and intangible assets									¥ 93	¥ 38
Hubei ECARX
Related party balances and transactions
Other non-current assets - related parties											218,899			¥ 213,695
Interest rate														5.00%	5.00%
Principal amount of loans provided											¥ 252,287
Effective annual interest rate											5.00%							5.00%	5.00%
Volvo Cars
Related party balances and transactions
Consideration on disposal of equity security														¥ 792,063	$ 115,000
Arteus
Related party balances and transactions
Amounts due from related parties								¥ 25,866						¥ 25,866						£ 3,082		£ 3,082
DreamSmart
Related party balances and transactions
Amounts due from related parties											¥ 58,519								£ 6,400
Cost of revenues
Related party balances and transactions
Expenses from related party transactions											¥ 168,405		¥ 186,997